Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2023 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 543,015
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	20,518
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	110,411
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	141,244
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	98,601
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	77,860
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 94,381